LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
SCHEDULE OF EARNINGS PER COMMON SHARE

Both the basic and diluted earnings (loss) per share have been calculated using the weighted average number of shares in issue during the relevant financial periods, the weighted average number of equity shares in issue and loss for the period as follows:

	Year ended	Year ended
	December 31, 2021	December 31, 2020
Net loss for the year	$(39,735)	$(7,222)
Weighted average number of ordinary shares	23,340,621	16,758,323
Basic and diluted loss per share in USD	$(1.70)	($0.43)